FAIR VALUE MEASUREMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 9,010	$ 1,269	¥ 16,148
Nonrecurring
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 0		¥ 0
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate | Minimum
FAIR VALUE MEASUREMENTS
Long lived assets measurement input	15.8	15.8
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate | Maximum
FAIR VALUE MEASUREMENTS
Long lived assets measurement input	19.6	19.6